Shareholder Report, Average Annual Return (Details)	7 Months Ended	10 Months Ended	12 Months Ended	20 Months Ended	30 Months Ended	42 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000232947
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DoubleLine Opportunistic Core Bond ETF (DBND)
C000232948
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DoubleLine Shiller CAPE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Equities ETF (CAPE)
C000241667
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DoubleLine Commercial Real Estate ETF (DCRE)
C000241668
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DoubleLine Mortgage ETF (DMBS)
C000247709
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DoubleLine Commodity Strategy ETF (DCMT)
C000247710
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DoubleLine Fortune 500 Equal Weight ETF (DFVE)
C000255273
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DoubleLine Multi-Sector Income ETF (DMX)
C000257761
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DoubleLine Asset-Backed Securities ETF (DABS)
Without Sales Load [Member] | C000232947
Average Annual Return [Line Items]
Average Annual Return, Percent			3.41%			2.40%
Without Sales Load [Member] | C000232948
Average Annual Return [Line Items]
Average Annual Return, Percent			11.23%			9.01%
Without Sales Load [Member] | C000241667
Average Annual Return [Line Items]
Average Annual Return, Percent			5.60%		6.80%
Without Sales Load [Member] | C000241668
Average Annual Return [Line Items]
Average Annual Return, Percent			3.82%		4.30%
Without Sales Load [Member] | C000247709
Average Annual Return [Line Items]
Average Annual Return, Percent			8.44%	5.69%
Without Sales Load [Member] | C000247710
Average Annual Return [Line Items]
Average Annual Return, Percent			10.20%	16.44%
Without Sales Load [Member] | C000255273
Average Annual Return [Line Items]
Average Annual Return, Percent		5.81%
Without Sales Load [Member] | C000257761
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.88%			1.37%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.60%			13.45%
Bloomberg US Aggregate 1-3 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.14%		4.66%
Bloomberg US Mortgage-Backed Securities (MBS) Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.39%		4.14%
Bloomberg Commodity Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.88%	8.64%
Barclays Fortune 500 Equal Weighted Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			10.48%	16.84%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.88%		1.37%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.88%		1.37%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			17.60%	23.01%
S&P 500 Equal Weight Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%	14.46%
Bloomberg US Universal Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.70%
ICE BofA U.S. Fixed-Rate Asset-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%
Bloomberg US Agg 1-5 Yr USD Unhedged
Average Annual Return [Line Items]
Average Annual Return, Percent	3.34%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%